Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key	0000088048
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000098007
Shareholder Report [Line Items]
Fund Name	DWS Science and Technology Fund
Class Name	Class A
Trading Symbol	KTCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Science and Technology Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.88%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.88%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%	[1]
AssetsNet	$ 1,632,624,056
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 3,941,412
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,632,624,056
Number of Portfolio Holdings	57
Portfolio Turnover Rate (%)	8
Total Net Advisory Fees Paid ($)	3,941,412

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	96%
Cash Equivalents	4%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	69%
Software	29%
Semiconductors & Semiconductor Equipment	22%
Technology Hardware, Storage & Peripherals	7%
IT Services	6%
Communications Equipment	4%
Electronic Equipment, Instruments & Components	1%
Communication Services	15%
Interactive Media & Services	15%
Industrials	6%
Professional Services	2%
Ground Transportation	1%
Aerospace & Defense	1%
Electrical Equipment	1%
Construction & Engineering	1%
Financials	2%
Financial Services	2%
Health Care	2%
Pharmaceuticals	1%
Life Sciences Tools & Services	1%
Health Care Equipment & Supplies	0%
Consumer Discretionary	2%
Automobiles	1%
Broadline Retail	1%

Ten Largest Equity Holdings

Holdings	55.1% of Net Assets
Microsoft Corp.	9.4%
NVIDIA Corp.	8.5%
Meta Platforms, Inc.	8.4%
Apple, Inc.	7.2%
Alphabet, Inc.	6.5%
Broadcom, Inc.	5.1%
Salesforce, Inc.	2.8%
Accenture PLC	2.6%
ServiceNow, Inc.	2.3%
Texas Instruments, Inc.	2.3%

C000098009
Shareholder Report [Line Items]
Fund Name	DWS Science and Technology Fund
Class Name	Class C
Trading Symbol	KTCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Science and Technology Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.75%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.75%	[2]
AssetsNet	$ 1,632,624,056
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 3,941,412
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,632,624,056
Number of Portfolio Holdings	57
Portfolio Turnover Rate (%)	8
Total Net Advisory Fees Paid ($)	3,941,412

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	96%
Cash Equivalents	4%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	69%
Software	29%
Semiconductors & Semiconductor Equipment	22%
Technology Hardware, Storage & Peripherals	7%
IT Services	6%
Communications Equipment	4%
Electronic Equipment, Instruments & Components	1%
Communication Services	15%
Interactive Media & Services	15%
Industrials	6%
Professional Services	2%
Ground Transportation	1%
Aerospace & Defense	1%
Electrical Equipment	1%
Construction & Engineering	1%
Financials	2%
Financial Services	2%
Health Care	2%
Pharmaceuticals	1%
Life Sciences Tools & Services	1%
Health Care Equipment & Supplies	0%
Consumer Discretionary	2%
Automobiles	1%
Broadline Retail	1%

Ten Largest Equity Holdings

Holdings	55.1% of Net Assets
Microsoft Corp.	9.4%
NVIDIA Corp.	8.5%
Meta Platforms, Inc.	8.4%
Apple, Inc.	7.2%
Alphabet, Inc.	6.5%
Broadcom, Inc.	5.1%
Salesforce, Inc.	2.8%
Accenture PLC	2.6%
ServiceNow, Inc.	2.3%
Texas Instruments, Inc.	2.3%

C000098010
Shareholder Report [Line Items]
Fund Name	DWS Science and Technology Fund
Class Name	Class S
Trading Symbol	KTCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Science and Technology Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$33	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%	[3]
AssetsNet	$ 1,632,624,056
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 3,941,412
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,632,624,056
Number of Portfolio Holdings	57
Portfolio Turnover Rate (%)	8
Total Net Advisory Fees Paid ($)	3,941,412

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	96%
Cash Equivalents	4%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	69%
Software	29%
Semiconductors & Semiconductor Equipment	22%
Technology Hardware, Storage & Peripherals	7%
IT Services	6%
Communications Equipment	4%
Electronic Equipment, Instruments & Components	1%
Communication Services	15%
Interactive Media & Services	15%
Industrials	6%
Professional Services	2%
Ground Transportation	1%
Aerospace & Defense	1%
Electrical Equipment	1%
Construction & Engineering	1%
Financials	2%
Financial Services	2%
Health Care	2%
Pharmaceuticals	1%
Life Sciences Tools & Services	1%
Health Care Equipment & Supplies	0%
Consumer Discretionary	2%
Automobiles	1%
Broadline Retail	1%

Ten Largest Equity Holdings

Holdings	55.1% of Net Assets
Microsoft Corp.	9.4%
NVIDIA Corp.	8.5%
Meta Platforms, Inc.	8.4%
Apple, Inc.	7.2%
Alphabet, Inc.	6.5%
Broadcom, Inc.	5.1%
Salesforce, Inc.	2.8%
Accenture PLC	2.6%
ServiceNow, Inc.	2.3%
Texas Instruments, Inc.	2.3%

C000098006
Shareholder Report [Line Items]
Fund Name	DWS Science and Technology Fund
Class Name	Institutional Class
Trading Symbol	KTCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Science and Technology Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[4]
AssetsNet	$ 1,632,624,056
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 3,941,412
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,632,624,056
Number of Portfolio Holdings	57
Portfolio Turnover Rate (%)	8
Total Net Advisory Fees Paid ($)	3,941,412

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	96%
Cash Equivalents	4%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	69%
Software	29%
Semiconductors & Semiconductor Equipment	22%
Technology Hardware, Storage & Peripherals	7%
IT Services	6%
Communications Equipment	4%
Electronic Equipment, Instruments & Components	1%
Communication Services	15%
Interactive Media & Services	15%
Industrials	6%
Professional Services	2%
Ground Transportation	1%
Aerospace & Defense	1%
Electrical Equipment	1%
Construction & Engineering	1%
Financials	2%
Financial Services	2%
Health Care	2%
Pharmaceuticals	1%
Life Sciences Tools & Services	1%
Health Care Equipment & Supplies	0%
Consumer Discretionary	2%
Automobiles	1%
Broadline Retail	1%

Ten Largest Equity Holdings

Holdings	55.1% of Net Assets
Microsoft Corp.	9.4%
NVIDIA Corp.	8.5%
Meta Platforms, Inc.	8.4%
Apple, Inc.	7.2%
Alphabet, Inc.	6.5%
Broadcom, Inc.	5.1%
Salesforce, Inc.	2.8%
Accenture PLC	2.6%
ServiceNow, Inc.	2.3%
Texas Instruments, Inc.	2.3%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.